Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Current provision (benefit)
Federal	$ 624	$ 512	$ (120)
State and local	56	86	80
Foreign	194	170	181
Current Provision, Total	874	768	141
Deferred provision (benefit)
Federal	238	175	947
State and local	62	(7)	21
Foreign	18	(42)
Deferred Provision, Total	318	126	968
Provision for Income Taxes, Total	$ 1,192	$ 894	$ 1,109